Concentrations of Credit Risk (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)
Concentration Risk [Line Items]
Gross loans	₨ 7,376,179.0	₨ 5,988,909.7	$ 113,288.0
Fair Value Of Credit Substitutes	324,031.5	419,540.6	4,976.7
Non-funded exposure	897,794.6	868,225.1
Total Exposure	₨ 8,598,005.1	₨ 7,276,675.4	132,053.6
Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	100.00%	100.00%
Consumer Loans
Concentration Risk [Line Items]
Gross loans	₨ 1,948,328.2	₨ 1,526,978.2
Non-funded exposure	665.4	0.2
Total Exposure	₨ 1,948,993.6	₨ 1,526,978.4	29,933.9
Consumer Loans | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	22.70%	21.00%
NBFC/Financial Intermediaries
Concentration Risk [Line Items]
Gross loans	₨ 231,249.9	₨ 180,220.7
Fair Value Of Credit Substitutes	110,494.4	158,378.6
Non-funded exposure	6,888.5	5,211.1
Total Exposure	₨ 348,632.8	₨ 343,810.4	5,354.5
NBFC/Financial Intermediaries | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.10%	4.70%
Retail Trade
Concentration Risk [Line Items]
Gross loans	₨ 385,217.8	₨ 320,876.9
Fair Value Of Credit Substitutes	1,181.4	2,941.7
Non-funded exposure	13,091.9	9,952.3
Total Exposure	₨ 399,491.1	₨ 333,770.9	6,135.6
Retail Trade | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.60%	4.60%
Automobile and Auto Ancillary
Concentration Risk [Line Items]
Gross loans	₨ 299,680.3	₨ 240,301.6
Fair Value Of Credit Substitutes	13,105.7	31,661.9
Non-funded exposure	30,876.7	24,816.3
Total Exposure	₨ 343,662.7	₨ 296,779.8	5,278.2
Automobile and Auto Ancillary | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.00%	4.10%
Agriculture Production - Food
Concentration Risk [Line Items]
Gross loans	₨ 318,643.5	₨ 282,673.8
Fair Value Of Credit Substitutes	497.9	2,075.0
Non-funded exposure	614.9	458.3
Total Exposure	₨ 319,756.3	₨ 285,207.1	4,911.0
Agriculture Production - Food | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.70%	3.90%
Consumer Services
Concentration Risk [Line Items]
Gross loans	₨ 308,333.2	₨ 260,053.9
Fair Value Of Credit Substitutes	3,461.5	4,500.5
Non-funded exposure	14,077.5	20,152.1
Total Exposure	₨ 325,872.2	₨ 284,706.5	5,004.9
Consumer Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.80%	3.90%
Wholesale Trade - Non Industrial
Concentration Risk [Line Items]
Gross loans	₨ 180,841.8	₨ 232,111.9
Fair Value Of Credit Substitutes	2,239.4	5,190.8
Non-funded exposure	11,945.7	20,611.1
Total Exposure	₨ 195,026.9	₨ 257,913.8	2,995.3
Wholesale Trade - Non Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	3.60%
Road Transportation
Concentration Risk [Line Items]
Gross loans	₨ 310,740.7	₨ 241,771.3
Non-funded exposure	5,247.2	4,104.8
Total Exposure	₨ 315,987.9	₨ 245,876.1	4,853.1
Road Transportation | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.70%	3.40%
Wholesale Trade - Industrial
Concentration Risk [Line Items]
Gross loans	₨ 167,253.4	₨ 166,940.1
Fair Value Of Credit Substitutes	103.9	3,144.3
Non-funded exposure	27,470.1	34,878.0
Total Exposure	₨ 194,827.4	₨ 204,962.4	2,992.3
Wholesale Trade - Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.80%
Agriculture Production-Non Food
Concentration Risk [Line Items]
Gross loans	₨ 199,451.2	₨ 202,350.3
Non-funded exposure	9.0	1.5
Total Exposure	₨ 199,460.2	₨ 202,351.8	3,063.4
Agriculture Production-Non Food | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.80%
Food And Beverage
Concentration Risk [Line Items]
Gross loans	₨ 210,780.7	₨ 166,494.3
Fair Value Of Credit Substitutes	586.8	12,354.5
Non-funded exposure	14,210.0	12,309.0
Total Exposure	₨ 225,577.5	₨ 191,157.8	3,464.6
Food And Beverage | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.60%	2.60%
Real Estate and Property Services
Concentration Risk [Line Items]
Gross loans	₨ 233,700.5	₨ 168,660.4
Fair Value Of Credit Substitutes	1,982.5	1,585.4
Non-funded exposure	27,280.7	20,566.5
Total Exposure	₨ 262,963.7	₨ 190,812.3	4,038.8
Real Estate and Property Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.10%	2.60%
Engineering
Concentration Risk [Line Items]
Gross loans	₨ 133,216.6	₨ 110,827.8
Fair Value Of Credit Substitutes	2,470.7	4,900.7
Non-funded exposure	99,933.4	74,511.2
Total Exposure	₨ 235,620.7	₨ 190,239.7	3,618.8
Engineering | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.70%	2.60%
Coal & Petroleum Products
Concentration Risk [Line Items]
Gross loans		₨ 48,513.8
Fair Value Of Credit Substitutes		2,136.8
Non-funded exposure		123,490.2
Total Exposure		₨ 174,140.8
Coal & Petroleum Products | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%		2.40%
Power
Concentration Risk [Line Items]
Gross loans	₨ 159,239.8	₨ 125,213.0
Fair Value Of Credit Substitutes	34,738.6	20,395.7
Non-funded exposure	36,017.7	24,455.8
Total Exposure	₨ 229,996.1	₨ 170,064.5	3,532.4
Power | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.70%	2.30%
Business Services
Concentration Risk [Line Items]
Gross loans	₨ 207,868.8	₨ 159,666.1
Fair Value Of Credit Substitutes	946.6	1,786.1
Non-funded exposure	7,738.7	6,561.8
Total Exposure	₨ 216,554.1	₨ 168,014.0	3,326.0
Business Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.50%	2.30%
Banks and Financial Institutions
Concentration Risk [Line Items]
Gross loans		₨ 40,763.1
Fair Value Of Credit Substitutes		3,402.7
Non-funded exposure		122,099.8
Total Exposure		₨ 166,265.6
Banks and Financial Institutions | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%		2.30%
Telecom
Concentration Risk [Line Items]
Gross loans	₨ 125,842.1	₨ 108,104.6
Fair Value Of Credit Substitutes	21,629.8	21,406.2
Non-funded exposure	27,802.9	20,134.3
Total Exposure	₨ 175,274.8	₨ 149,645.1	2,692.0
Telecom | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.00%	2.10%
Others (none greater than 2%)
Concentration Risk [Line Items]
Gross loans	₨ 1,439,682.5	₨ 1,406,387.9
Fair Value Of Credit Substitutes	52,825.4	143,679.7
Non-funded exposure	460,885.5	343,910.8
Total Exposure	₨ 1,953,393.4	₨ 1,893,978.4	30,001.5
Others (none greater than 2%) | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	22.70%	26.00%
Textiles and Garments
Concentration Risk [Line Items]
Gross loans	₨ 159,873.4
Fair Value Of Credit Substitutes	4,602.7
Non-funded exposure	20,496.0
Total Exposure	₨ 184,972.1		2,840.9
Textiles and Garments | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.20%
Infrastructure Development
Concentration Risk [Line Items]
Gross loans	₨ 109,841.9
Fair Value Of Credit Substitutes	9,762.5
Non-funded exposure	55,773.0
Total Exposure	₨ 175,377.4		2,693.6
Infrastructure Development | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.00%
Iron and Steel
Concentration Risk [Line Items]
Gross loans	₨ 135,431.1
Fair Value Of Credit Substitutes	2,583.1
Non-funded exposure	36,184.6
Total Exposure	₨ 174,198.8		2,675.5
Iron and Steel | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.00%
Housing Finance
Concentration Risk [Line Items]
Gross loans	₨ 110,961.6
Fair Value Of Credit Substitutes	60,818.6
Non-funded exposure	585.2
Total Exposure	₨ 172,365.4		$ 2,647.3
Housing Finance | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.00%